Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract with Customer, Liability [Roll Forward]
Beginning Balance	$ 751	$ 2,488
Revenue recognized	(105,356)	(45,585)
Bookings and other	107,682	43,848
Ending Balance	$ 3,077	$ 751